CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REVENUES:
Revenue from services	$ 1,174,376	$ 1,174,376	$ 0	$ 0
EXPENSES:
Voyage expenses		4,248,856	5,052,228	3,721,277
General and administrative expenses		13,343,878	5,681,371	7,043,937
OTHER INCOME/(EXPENSES):
Interest and finance costs		6,086,355	11,259,643	7,681,482
Related Party [Member]
REVENUES:
Revenue from services	$ 381,778	381,778	0	0
EXPENSES:
Voyage expenses		1,170,615	1,274,384	1,944,288
General and administrative expenses		7,719,165	3,099,000	2,100,000
OTHER INCOME/(EXPENSES):
Interest and finance costs		$ 781,828	$ 0	$ 0